Assets held for sale	12 Months Ended
Dec. 31, 2022
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets Held for Sale
17.	ASSETS HELD FOR SALE
Assets held for distribution (sale) are as follows (Unit: Korean Won in millions):

Assets (*)	December 31, 2021	December 31, 2022
Premises and equipment	8,900	9,589
Investments of associates	11,472	—
Others	5,955	4,183

Total	26,327	13,772

(*)	The Group classifies assets as held for sale that are highly likely to be sold within one year from December 31, 202 1 and December 31, 202 2 .
The Group measured assets held for sale at the lower of their net fair value or carrying amount.
The Group has decided to sell some of the premises and equipment through internal consultation during the current year and classifies the premises as non-current
assets held for sale. The asset is expected to be sold within 12 months, and the premises and equipment that was scheduled to be sold at the end of the prior year has been sold and removed. On the other hand, other assets that are expected to be sold as of the end of the current year are classified as assets that are expected to be sold within one year due to the possibility of being sold as buildings and land acquired through auction.